PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 23, 2020
to Prospectuses dated April 27, 2019

PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES (“ADVISOR SERIES”)
(For Annuities purchased prior to February 25, 2013)
PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES (“ADVISOR SERIES”)
(For Annuities purchased on or after February 25, 2013)
PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES (“ADVISOR SERIES”)
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits
(For Annuities issued on or after February 10, 2014)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – X, B, L, C SERIESSM
(For Annuities purchased prior to February 25, 2013)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – B, L, C SERIESSM
(For Annuities purchased on or after February 25, 2013)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITIES – B, L, C SERIESSM
Flexible Premium Deferred Annuities Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits and Legacy Protection Plus Optional Death Benefit
(For Annuities issued on or after February 10, 2014)

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
(For Annuities purchased prior to February 25, 2013)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
(For Annuities purchased on or after February 25, 2013)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits and Legacy Protection Plus Optional Death Benefit
(For Annuities issued on or after February 10, 2014)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“C SERIES”)
Flexible Premium Deferred Annuities
PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
Flexible Premium Deferred Annuity Offering Optional Living Benefit and Optional Death Benefit

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
As of December 22, 2020, information on the Market Value Adjustment in the current Prospectus for your Annuity should be disregarded. The Market Value Adjustment feature of your Annuity is now described in a separate Market Value Adjusted Fixed Allocation Investment Option prospectus and registration statement.
For current information on the Market Value Adjustment feature of each of the Annuities listed above, please call us at 1-888-PRU-2888. You may also obtain current information on the SEC’s internet site (www.sec.gov) under SEC File Number 333-249219.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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